UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

December 31, 2009
unaudited

Bonds & notes — 93.74%	Principal amount (000)	Value (000)

EUROS — 27.93%
German Government 5.00% 2012	€41,510	US$ 64,435
German Government 3.75% 2013	470	713
German Government 4.50% 2013	32,631	50,366
German Government 4.25% 2014	87,575	135,157
German Government 1.50% 20161,2	10,766	16,088
German Government, Series 6, 4.00% 2016	46,895	71,493
German Government 3.75% 2017	11,790	17,686
German Government 4.25% 2017	44,300	68,337
German Government, Series 7, 4.00% 2018	76,765	116,488
German Government, Series 8, 4.25% 2018	24,455	37,714
German Government 3.75% 2019	17,350	25,702
German Government 6.25% 2024	31,306	56,566
German Government 6.25% 2030	8,090	14,800
German Government 5.50% 2031	23,275	39,301
German Government 4.75% 2034	10,355	16,096
Irish Government 5.00% 2013	25,000	38,031
Irish Government 4.00% 2014	71,785	105,526
Irish Government 4.40% 2019	12,185	16,917
Irish Government 5.90% 2019	68,605	106,256
Netherlands Government Eurobond 4.00% 2011	15,000	22,171
Netherlands Government Eurobond 4.25% 2013	36,690	56,445
Netherlands Government Eurobond 4.50% 2017	61,045	94,712
Netherlands Government Eurobond 4.00% 2018	41,685	62,238
Netherlands Government Eurobond 4.00% 2019	19,410	28,907
French Government O.A.T. Eurobond 3.00% 20121,2	11,752	18,196
French Government B.T.A.N. Eurobond 4.50% 2013	50,000	77,290
French Government O.A.T. Eurobond 4.00% 2014	13,060	19,883
French Government O.A.T. Eurobond 4.00% 2018	46,685	70,009
French Government O.A.T. Eurobond 2.25% 20201,2	8,290	12,880
French Government O.A.T. Eurobond 6.00% 2025	25,965	45,404
French Government O.A.T. Eurobond 3.15% 20321,2	1,684	3,060
Italian Government 3.75% 2011	6,695	9,856
Italian Government 1.85% 20121,2	3,919	5,852
Italian Government 3.75% 2013	15,000	22,340
Italian Government 2.15% 20141,2	4,150	6,297
Italian Government 4.50% 2019	63,250	95,161
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 20133	25,500	38,847
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 20163	60,700	90,932
Greek Government 5.50% 2014	31,550	45,812
Greek Government 6.00% 2019	53,520	77,489
Dexia Municipal Agency 4.50% 20173	65,925	98,910
KfW 4.375% 2013	42,625	65,338
European Investment Bank 4.375% 2013	12,100	18,556
European Investment Bank 4.25% 2014	5,475	8,421
European Investment Bank 4.75% 2017	16,025	25,062
Royal Bank of Scotland Group PLC 5.25% 2013	2,500	3,704
Royal Bank of Scotland PLC 6.00% 2013	960	1,367
Royal Bank of Scotland PLC, Series 845, 4.875% 2015	2,000	2,636
Royal Bank of Scotland PLC 4.35% 2017	1,500	1,763
Royal Bank of Scotland PLC 6.934% 2018	24,955	33,263
Royal Bank of Scotland PLC 4.625% 20214	1,500	1,658
Belgium (Kingdom of), Series 54, 4.00% 2014	2,110	3,205
Belgium (Kingdom of), Series 43, 4.25% 2014	11,260	17,259
Belgium (Kingdom of), Series 23, 8.00% 2015	11,075	19,836
Barclays Bank PLC 6.00% 2018	3,000	4,556
Barclays Bank PLC 4.00% 20193	17,900	25,370
Barclays Bank PLC 4.50% 20194	4,500	6,461
Olivetti Finance NV 7.25% 2012	9,830	15,441
Telecom Italia SpA 7.75% 2033	11,790	20,006
Standard Chartered Bank 5.875% 2017	23,250	35,060
Schering-Plough Corp. 5.375% 2014	22,230	34,850
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	4,000	5,903
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	1,150
UniCredito Italiano SpA 3.95% 2016	2,000	2,647
UniCredito Italiano SpA, Series 172, 4.125% 20164	460	662
UniCredito Italiano SpA 5.75% 2017	11,000	16,677
UniCredit SpA 6.70% 2018	2,100	3,044
Allied Irish Banks, PLC 12.50% 2019	19,555	29,116
Koninklijke KPN NV 6.50% 2016	3,850	6,234
Koninklijke KPN NV 4.75% 2017	14,750	21,817
Gaz Capital SA 5.875% 2015	7,500	11,012
Gaz Capital SA 5.875% 2015	2,000	2,937
Gaz Capital SA, Series 13, 6.605% 2018	9,100	13,329
HSBC Holdings PLC 6.25% 2018	5,000	7,983
HSBC Holdings PLC 6.00% 2019	11,100	17,347
PLD International Finance LLC 4.375% 2011	17,000	24,729
France Télécom 7.25% 2013	2,750	4,458
France Télécom 5.625% 2018	12,775	20,126
Veolia Environnement 4.875% 2013	1,925	2,911
Veolia Environnement 4.375% 2017	5,200	7,573
Veolia Environnement 6.125% 2033	7,915	12,341
Spanish Government 4.40% 2015	1,000	1,525
Spanish Government 4.60% 2019	14,125	21,290
Société Générale 5.625% 2012	2,000	3,039
Société Générale 5.25% 2013	1,750	2,698
Société Générale 6.125% 2018	2,000	3,225
Société Générale 4.50% 20194	1,640	2,413
Société Générale 6.999% (undated)4	3,000	3,954
Société Générale 9.375% (undated)4	4,000	6,537
Finland (Republic of) 5.75% 2011	500	755
Finland (Republic of) 5.375% 2013	6,880	10,936
Finland (Republic of) 3.875% 2017	5,890	8,768
Volvo Treasury AB 5.00% 2017	14,400	20,315
NGG Finance PLC 6.125% 2011	2,000	3,046
National Grid Transco PLC 4.375% 2020	10,850	15,408
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	11,900	16,322
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,057
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	17,371
Northern Rock PLC, Series 7, 4.125% 20173	13,100	16,649
Santander Issuances, SA Unipersonal 5.435% 20174	11,000	16,464
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	16,344
CRH Finance BV 7.375% 20144	9,825	16,012
Banque Centrale de Tunisie 4.75% 2011	3,750	5,543
Banque Centrale de Tunisie 4.75% 2011	3,100	4,582
Banque Centrale de Tunisie 6.25% 2013	1,350	2,029
Munich Re Finance BV 6.75% 20234	5,750	8,828
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)4	2,200	2,860
Hungarian Government 6.75% 2014	2,150	3,354
Hungarian Government 3.50% 2016	4,250	5,667
Hungarian Government 4.375% 2017	1,700	2,374
Polish Government 5.875% 2014	6,750	10,515
Anheuser-Busch InBev NV 8.625% 2017	5,730	10,384
Bank of Scotland PLC 5.625% 2013	6,100	9,265
HBOS PLC 4.375% 20194	885	1,069
Austrian Government, Series 2, 4.65% 2018	6,300	9,730
Rheinische Hypothekenbank Eurobond 4.50% 20133	6,000	9,123
Bouygues SA 4.375% 2014	5,945	8,878
Metro Finance BV 4.625% 2011	5,980	8,863
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,466
Bank Nederlandse Gemeenten 3.75% 2014	5,560	8,310
Resona Bank, Ltd. 3.75% 20154	5,565	7,963
Skandinaviska Enskilda 5.50% 2014	5,000	7,674
Zurich Finance (USA), Inc., Series 16, 6.50% 2015	800	1,303
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	3,500	5,215
Zurich Finance (USA), Inc., Series 9, 4.50% 20254	750	1,021
AT&T Inc. 6.125% 2015	4,000	6,424
Croatian Government 5.00% 2014	4,215	6,203
Province De Québec 3.375% 2016	4,250	6,061
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,528
Telefónica Emisiones, SAU 5.431% 2014	3,500	5,415
AstraZeneca PLC 4.625% 2010	3,600	5,292
Commerzbank AG, Series 551, 4.125% 20164	3,450	4,490
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,448
FCE Bank PLC 7.125% 2013	3,000	4,190
Edcon (Proprietary) Ltd. 3.964% 20144	2,500	2,321
Edcon (Proprietary) Ltd. 3.964% 20144	2,000	1,857
Centrica plc 7.125% 2013	2,500	4,089
Roche Holdings, Inc. 5.625% 2016	2,500	4,033
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,840
Novartis Finance SA, 4.25% 2016	2,500	3,751
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,395
Verizon Communications Inc. 8.75% 2015	1,850	3,365
BHP Billiton Finance Ltd. 6.375% 2016	2,000	3,299
Deutsche Telekom International Finance BV 8.125% 20124	2,000	3,235
AXA 6.75% 20204	2,200	3,195
Delhaize Group 5.625% 2014	2,000	3,044
E.ON International Finance BV 5.125% 2012	1,955	3,009
Bulgaria (Republic of) 7.50% 2013	1,638	2,561
Bulgaria (Republic of) 7.50% 2013	250	391
NXP BV and NXP Funding LLC 3.492% 20134	1,000	1,132
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,387
Fortum Oyj 4.625% 2010	1,590	2,337
Smurfit Kappa Acquisition 7.25% 2017	225	318
Smurfit Kappa Acquisition 7.75% 2019	1,410	1,998
Shinsei Bank, Ltd. 3.75% 20164	1,800	2,205
UPC Germany GmbH 9.625% 2019	1,400	2,033
ENEL SpA 5.625% 2027	1,250	1,907
Tesco PLC 4.75% 2010	1,205	1,743
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 20154	1,100	1,584
Aviva PLC 5.75% 20214	1,000	1,425
Edison SpA 5.125% 2010	750	1,108
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.012% 20164	2,650	1,076
International Endesa BV 5.375% 2013	400	619
Governor and Co. of the Bank of Ireland 6.45% 2010	415	597
Rockwood Specialties Group, Inc. 7.625% 2014	90	129
		3,019,349

JAPANESE YEN — 6.52%
Japanese Government 1.10% 2011	¥90,000	978
Japanese Government 1.40% 2012	2,926,000	32,291
Japanese Government 0.70% 2013	15,510,000	168,995
Japanese Government, Class 4, 0.50% 20151,2	1,560,450	15,885
Japanese Government 1.30% 2015	26,580,000	296,840
Japanese Government 1.70% 2016	2,708,700	30,918
Japanese Government 2.00% 2016	2,465,000	28,717
Japanese Government 1.20% 20171,2	4,260,735	43,877
Japanese Government 1.20% 20171,2	1,151,870	11,899
Japanese Government 1.70% 2017	795,000	9,043
Japanese Government 1.50% 2018	311,550	3,462
Japanese Government 2.30% 2035	2,870,000	31,125
Japanese Government 2.40% 2038	1,218,950	13,481
KfW International Finance Inc. 1.75% 2010	100,000	1,078
KfW 1.35% 2014	716,000	7,880
European Investment Bank 1.40% 2017	721,700	7,956
		704,425

POLISH ZLOTY — 3.67%
Polish Government 5.00% 2013	PLN105,700	36,302
Polish Government 5.25% 2013	235,000	82,100
Polish Government 5.75% 2014	513,700	180,211
Polish Government 5.25% 2017	297,435	98,463
		397,076

SOUTH KOREAN WON — 2.89%
South Korean Government 5.75% 2010	KRW 6,915,000	6,068
South Korean Government 5.25% 2013	5,665,000	4,981
South Korean Government 5.75% 2013	55,000,000	49,102
South Korean Government 4.25% 2014	41,330,000	34,645
South Korean Government 4.75% 2014	41,800,000	35,969
South Korean Government 5.00% 2014	56,686,500	49,031
South Korean Government 5.25% 2015	52,573,000	45,761
South Korean Government 5.50% 2017	66,128,550	57,989
South Korean Government 5.75% 2018	32,900,000	29,212
		312,758

MEXICAN PESOS — 2.27%
United Mexican States Government, Series M, 7.50% 2012	MXN390,000	30,729
United Mexican States Government, Series MI10, 9.50% 2014	729,763	60,600
United Mexican States Government, Series M10, 8.00% 2015	551,200	42,908
United Mexican States Government, Series M10, 7.25% 2016	431,000	32,485
United Mexican States Government, Series M10, 7.75% 2017	555,900	42,345
United Mexican States Government, Series M20, 10.00% 2024	119,900	10,530
United Mexican States Government, Series M30, 10.00% 2036	281,000	24,510
América Móvil, SAB de CV 8.46% 2036	15,000	939
		245,046

BRITISH POUNDS — 2.17%
United Kingdom 4.25% 2011	£10,000	US$ 16,823
United Kingdom 2.75% 2015	24,800	39,494
United Kingdom 2.50% 20161	7,469	13,511
United Kingdom 3.75% 2019	12,970	20,383
United Kingdom 4.50% 2019	20,475	34,207
United Kingdom 4.75% 2020	17,980	30,597
United Kingdom 6.00% 2028	6,350	12,354
United Kingdom 4.75% 2030	9,870	16,560
RSA Insurance Group PLC 9.375% 20394	3,598	6,852
RSA Insurance Group PLC 8.50% (undated)4	6,585	11,182
Lafarge 8.75% 2017	4,000	7,376
AXA SA 6.667% (undated)4	3,200	4,353
Tesco PLC 5.50% 2033	2,640	4,179
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393,5	2,400	3,599
HSBC Holdings PLC 6.375% 20224	2,000	3,312
Generali Finance B.V. 6.214% (undated)4	2,050	2,814
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	1,500	2,319
Allied Irish Banks, PLC 5.625% 20304	2,000	1,957
Wal-Mart Stores, Inc. 5.625% 2034	950	1,604
General Electric Capital Corp. 5.625% 2031	750	1,133
		234,609

AUSTRALIAN DOLLARS — 2.07%
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A12,250	11,357
Queensland Treasury Corp., Series 15, 6.00% 2015	56,510	51,103
Queensland Treasury Corp., Series 17, 6.00% 2017	75,100	67,034
New South Wales Treasury Corp., Series 12, 6.00% 2012	23,600	21,638
New South Wales Treasury Corp., Series 14, 5.50% 2014	27,206	24,279
New South Wales Treasury Corp., Series 17, 5.50% 2017	10,000	8,680
Treasury Corp. of Victoria 6.25% 2012	12,250	11,298
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	12,000	10,752
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	10,000	8,649
KfW 6.25% 2012	8,250	7,554
Countrywide Financial Corp. 6.25% 2010	2,000	1,789
		224,133

MALAYSIAN RINGGITS — 1.61%
Malaysian Government 3.718% 2012	MYR107,634	32,055
Malaysian Government 5.094% 2014	226,630	70,096
Malaysian Government 3.741% 2015	94,435	27,503
Malaysian Government 3.814% 2017	120,300	34,589
Malaysian Government 4.24% 2018	35,000	10,277
		174,520

DANISH KRONER — 1.51%
Nykredit 4.00% 20353	DKr164,847	30,172
Nykredit 5.00% 20383	290,327	56,209
Nykredit 6.00% 20383	108,557	21,705
Nykredit 6.00% 20383	35,165	7,017
Nykredit 6.00% 20413	47,252	9,420
Kingdom of Denmark 4.00% 2012	90,000	18,218
Kingdom of Denmark 5.00% 2013	67,170	14,105
Realkredit Danmark, interest only, 6.00% 20383	34,183	6,825
		163,671

SWEDISH KRONOR — 1.26%
Swedish Government 5.25% 2011	SKr158,650	US$ 23,473
Swedish Government 4.00% 20123	172,000	24,869
Swedish Government 5.50% 2012	113,000	17,404
Swedish Government 6.75% 2014	22,080	3,635
Swedish Government 4.50% 2015	302,025	46,023
Swedish Government 5.00% 2020	72,640	11,635
Nordea Hypotek AB 4.00% 20123	60,000	8,704
		135,743

BRAZILIAN REAIS — 1.20%
Brazilian Treasury Bill 6.00% 20101,2	BRL 14,736	8,548
Brazil (Federal Republic of) 10.00% 20122	20,000	11,118
Brazilian Treasury Bill 6.00% 20121,2	33,297	18,879
Brazil (Federal Republic of) 10.00% 20172	167,620	82,643
Brazil (Federal Republic of) Global 12.50% 2022	3,500	2,280
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,413
		129,881

CANADIAN DOLLARS — 1.10%
Canadian Government 5.50% 2010	$ C13,755	13,416
Canadian Government 5.25% 2012	4,000	4,140
Canadian Government 4.50% 2015	46,800	48,420
Canadian Government 4.25% 2018	11,450	11,590
Canadian Government 5.75% 2029	2,250	2,603
Province of Ontario, Series HC, 9.50% 2022	2,000	2,794
Province of Ontario 4.60% 2039	5,000	4,659
Hydro One Inc. 5.49% 2040	4,000	3,781
Rogers Communications Inc. 5.80% 2016	3,500	3,582
Province De Québec 9.375% 2023	2,000	2,765
Wells Fargo & Co. 6.05% 2012	2,000	2,069
Bank of Nova Scotia 5.04% 2013	2,000	2,044
Toronto-Dominion Bank 4.854% 2013	2,000	2,040
Canadian Imperial Bank 5.00% 2012	2,000	2,034
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,024
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,859
Thomson Reuters Corp. 5.70% 2015	1,750	1,826
Bank of Montreal 5.18% 2015	1,750	1,818
Royal Bank of Canada 5.20% 2012	1,750	1,792
Canada Housing Trust 4.10% 2018	1,500	1,466
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,284
Province of New Brunswick 6.75% 2017	750	849
		118,855

NEW TURKISH LIRAS — 1.09%
Turkey (Republic of) 10.00% 20121,2	TRY141,577	108,663
Turkey (Republic of) 16.00% 2012	13,000	9,727
		118,390

SINGAPORE DOLLARS — 0.67%
Singapore (Republic of) 3.125% 2011	$ S33,400	24,432
Singapore (Republic of) 3.75% 2016	61,550	48,425
		72,857

THAI BAHT — 0.64%
Thai Government 1.75% 2011	THB 386,000	11,562
Thai Government 5.375% 2011	96,000	3,049
Thai Government 5.25% 2014	402,500	12,984
Thai Government 3.625% 2015	1,370,625	41,058
		68,653

NORWEGIAN KRONER — 0.53%
Norwegian Government 6.50% 2013	NKr164,750	US$31,459
Norwegian Government 4.25% 2017	118,150	20,765
KfW 5.00% 2015	30,500	5,477
		57,701

INDONESIAN RUPIAH — 0.40%
Indonesia (Republic of) 11.00% 2012	IDR 53,290,000	6,047
Indonesia (Republic of) 12.50% 2013	113,803,000	13,437
Indonesia (Republic of) 14.275% 2013	27,430,000	3,443
Indonesia (Republic of) 11.25% 2014	16,490,000	1,906
Indonesia (Republic of) 10.75% 2016	158,000,000	18,066
		42,899

EGYPTIAN POUNDS — 0.36%
Egypt (Arab Republic of) 0% 2010	EGP35,000	6,348
Egypt (Arab Republic of) 0% 20102	24,000	4,358
Egypt (Arab Republic of) 9.10% 2010	39,650	7,289
Egypt (Arab Republic of) 9.10% 2010	1,955	360
Egypt (Arab Republic of) 11.50% 2011	5,865	1,134
Egypt (Arab Republic of) 9.10% 2012	82,870	15,078
Egypt (Arab Republic of) 9.20% 2014	8,925	1,565
Egypt (Arab Republic of) 11.625% 2014	12,535	2,433
		38,565

ISRAELI SHEKELS — 0.34%
Israeli Government 6.50% 20162	ILS50,300	14,657
Israeli Government 5.50% 20172	80,380	22,059
		36,716

ARGENTINE PESOS — 0.04%
Argentina (Republic of) 5.83% 20331,2,3,6	ARS 6,981	1,079
Argentina (Republic of) GDP-Linked 2035	40,842	507
Argentina (Republic of) 0.63% 20381,2,3	73,345	2,504
		4,090

DOMINICAN PESOS — 0.04%
Cervecería Nacional Dominicana, C. por A. 16.00% 20122,5	DOP122,949	3,077
Cervecería Nacional Dominicana, C. por A. 16.00% 20122,5	37,704	944
		4,021

U.S. DOLLARS — 35.43%
U.S. Treasury 5.75% 2010	US$ 6,500	6,717
U.S. Treasury 1.75% 2011	47,060	47,658
U.S. Treasury 2.375% 20111,2	42,344	43,654
U.S. Treasury 4.625% 2011	30,000	32,058
U.S. Treasury 3.00% 20121,2	62,014	66,829
U.S. Treasury 4.875% 2012	16,530	17,789
U.S. Treasury 2.00% 2013	18,370	18,275
U.S. Treasury 2.75% 2013	24,000	24,584
U.S. Treasury 3.375% 2013	4,550	4,777
U.S. Treasury 3.625% 2013	4,200	4,448
U.S. Treasury 1.75% 20147	87,745	86,096
U.S. Treasury 2.25% 2014	9,500	9,437
U.S. Treasury 2.00% 20141,2	42,579	45,132
U.S. Treasury 1.875% 20151,2	27,728	29,267
U.S. Treasury 4.00% 2015	44,715	47,536
U.S. Treasury 4.25% 2015	16,750	17,933
U.S. Treasury 2.375% 2016	15,500	14,833
U.S. Treasury 3.125% 2016	53,000	52,342
U.S. Treasury 5.125% 2016	98,000	109,316
U.S. Treasury 7.50% 2016	61,850	77,984
U.S. Treasury 2.375% 20171,2	25,137	27,200
U.S. Treasury 4.75% 2017	5,375	5,834
U.S. Treasury 8.875% 2017	8,660	11,810
U.S. Treasury 1.375% 20181,2	18,936	19,014
U.S. Treasury 1.625% 20181,2	13,053	13,385
U.S. Treasury 3.75% 2018	11,500	11,501
U.S. Treasury 3.875% 2018	19,000	19,297
U.S. Treasury 3.125% 2019	63,755	60,386
U.S. Treasury 3.625% 2019	21,950	21,584
U.S. Treasury 2.00% 20261,2	37,608	37,974
U.S. Treasury 5.25% 2029	27,275	29,568
U.S. Treasury 3.375% 20321,2	1,218	1,513
U.S. Treasury 3.50% 2039	4,000	3,279
U.S. Treasury 4.25% 2039	2,130	1,999
Fannie Mae 5.25% 2012	47,800	50,657
Fannie Mae 5.00% 20173	656	692
Fannie Mae 4.00% 20243	23,333	23,516
Fannie Mae 4.00% 20243	5,492	5,534
Fannie Mae 4.50% 20243	11,873	12,231
Fannie Mae 4.50% 20243	7,684	7,916
Fannie Mae 4.50% 20243	2,977	3,066
Fannie Mae 4.50% 20243	1,840	1,896
Fannie Mae 4.50% 20243	1,233	1,270
Fannie Mae 4.50% 20243	1,214	1,251
Fannie Mae 4.50% 20243	1,162	1,197
Fannie Mae 4.50% 20243	1,086	1,119
Fannie Mae 4.50% 20243	1,083	1,116
Fannie Mae 4.50% 20253	19,190	19,742
Fannie Mae, Series 2001-4, Class GA, 10.037% 20253,4	16	18
Fannie Mae 6.00% 20263	901	961
Fannie Mae 5.50% 20343	825	867
Fannie Mae 4.50% 20353	1,973	1,977
Fannie Mae 5.50% 20353	4,989	5,246
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	5,035	4,121
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20363	3,976	3,306
Fannie Mae 6.00% 20363	12,254	13,036
Fannie Mae 6.00% 20363	2,705	2,880
Fannie Mae, Series 2006-49, Class PA, 6.00% 20363	1,242	1,331
Fannie Mae 6.50% 20363	5,004	5,341
Fannie Mae 5.00% 20373	1,449	1,489
Fannie Mae 5.50% 20373	619	652
Fannie Mae 6.00% 20373	6,717	7,126
Fannie Mae 6.50% 20373	4,497	4,823
Fannie Mae 6.50% 20373	3,048	3,280
Fannie Mae 6.50% 20373	1,887	2,014
Fannie Mae 6.50% 20373	1,175	1,260
Fannie Mae 4.445% 20383,4	7,063	7,325
Fannie Mae 4.50% 20383	5,445	5,441
Fannie Mae 5.314% 20383,4	10,967	11,505
Fannie Mae 5.50% 20383	15,198	15,953
Fannie Mae 5.50% 20383	10,597	11,123
Fannie Mae 5.50% 20383	8,060	8,478
Fannie Mae 5.50% 20383	7,621	8,017
Fannie Mae 5.50% 20383	6,222	6,545
Fannie Mae 6.00% 20383	13,800	14,637
Fannie Mae 6.00% 20383	5,161	5,474
Fannie Mae 6.50% 20383	12,951	13,888
Fannie Mae 6.50% 20383	6,909	7,410
Fannie Mae 3.62% 20393,4	3,524	3,584
Fannie Mae 3.625% 20393,4	2,673	2,718
Fannie Mae 3.626% 20393,4	1,599	1,628
Fannie Mae 3.65% 20393,4	1,020	1,037
Fannie Mae 3.761% 20393,4	1,897	1,936
Fannie Mae 3.79% 20393,4	1,556	1,590
Fannie Mae 3.83% 20393,4	1,376	1,407
Fannie Mae 3.85% 20393,4	805	824
Fannie Mae 3.91% 20393,4	1,377	1,409
Fannie Mae 3.912% 20393,4	1,134	1,162
Fannie Mae 3.95% 20393,4	1,219	1,249
Fannie Mae 3.951% 20393,4	1,115	1,143
Fannie Mae 6.50% 20393	4,105	4,403
Fannie Mae 3.619% 20403,4	1,020	1,037
Fannie Mae 5.00% 20403	17,240	17,693
Fannie Mae 6.00% 20403	33,854	35,859
Fannie Mae 6.50% 20473	3,886	4,138
Fannie Mae 6.50% 20473	2,425	2,583
Fannie Mae 6.50% 20473	1,470	1,565
Fannie Mae 7.00% 20473	1,593	1,736
Fannie Mae 6.50% 20483	8,647	9,209
Freddie Mac 3.125% 2010	9,790	9,817
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	5,490	4,450
Freddie Mac, Series 3171, Class MO, principal only, 0% 20363	5,095	4,129
Freddie Mac, Series 3292, Class BO, principal only, 0% 20373	1,530	1,221
Freddie Mac 6.00% 20373	9,099	9,703
Freddie Mac 6.50% 20373	4,067	4,362
Freddie Mac 5.474% 20383,4	10,684	11,205
Freddie Mac 5.50% 20383	8,082	8,480
Freddie Mac 5.50% 20383	1,676	1,759
Freddie Mac 6.00% 20383	4,547	4,836
Freddie Mac 6.00% 20383	4,478	4,753
Freddie Mac 6.00% 20383	1,626	1,726
Freddie Mac 6.00% 20383	759	807
Freddie Mac 6.50% 20383	19,104	20,473
Freddie Mac 6.50% 20383	10,177	10,909
Freddie Mac 6.50% 20383	9,211	9,871
Freddie Mac 3.608% 20393,4	686	697
Freddie Mac 3.758% 20393,4	987	1,004
Freddie Mac 3.837% 20393,4	933	952
Freddie Mac 5.50% 20403	13,796	14,453
Korea Development Bank 5.30% 2013	17,100	17,886
Korea Development Bank 8.00% 2014	33,130	37,787
Abbey National Treasury Services PLC 3.875% 20145	23,810	23,921
Santander Issuances, SA Unipersonal 5.805% 20164,5	5,400	5,353
Santander Issuances, SA Unipersonal 6.50% 20194,5	20,100	20,870
Anheuser-Busch InBev NV 6.875% 20195	22,850	25,556
Anheuser-Busch InBev NV 7.75% 20195	9,595	11,253
Anheuser-Busch InBev NV 5.375% 20205	5,600	5,724
France Government Agency-Guaranteed, Société Finance 2.875% 20145	6,070	6,021
France Government Agency-Guaranteed, Société Finance 3.375% 20145	5,900	6,022
Société Générale 5.75% 20165	21,720	22,040
Polish Government 6.375% 2019	30,080	32,868
Barclays Bank PLC 2.50% 2013	6,480	6,477
Barclays Bank PLC 5.20% 2014	11,275	11,964
Barclays Bank PLC 5.00% 2016	4,000	4,093
Barclays Bank PLC 6.05% 20175	8,755	8,924
Scotland International Finance No. 2 BV 4.25% 20135	2,120	1,970
HBOS PLC 6.75% 20185	25,170	23,392
HBOS PLC 6.00% 20335	7,700	5,830
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,250	29,353
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,077
Comcast Corp. 5.30% 2014	3,000	3,205
Comcast Corp. 6.30% 2017	3,000	3,288
Comcast Corp. 5.70% 2018	1,450	1,527
Comcast Corp. 5.875% 2018	11,790	12,536
Comcast Corp. 6.95% 2037	5,035	5,505
Comcast Corp. 6.40% 2038	1,750	1,807
ProLogis 5.50% 2012	2,600	2,634
ProLogis 7.625% 2014	3,765	3,941
ProLogis 5.625% 2016	295	272
ProLogis 5.75% 2016	2,000	1,881
ProLogis 6.625% 2018	1,430	1,358
ProLogis 7.375% 2019	17,000	16,798
Vodafone Group PLC 5.00% 2015	7,500	7,871
Vodafone Group PLC 5.625% 2017	11,850	12,605
Vodafone Group PLC 6.15% 2037	6,100	6,376
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,297
GlaxoSmithKline Capital Inc. 5.65% 2018	19,235	20,782
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,727
Countrywide Financial Corp., Series B, 5.80% 2012	1,420	1,508
Bank of America Corp. 5.75% 2017	15,870	16,277
Roche Holdings Inc. 4.50% 20125	1,875	1,976
Roche Holdings Inc. 5.00% 20145	4,000	4,296
Roche Holdings Inc. 6.00% 20195	12,520	13,831
Roche Holdings Inc. 7.00% 20395	3,040	3,696
Verizon Communications Inc. 3.75% 2011	6,870	7,086
Verizon Communications Inc. 5.55% 2014	2,645	2,873
Verizon Communications Inc. 5.50% 2017	1,750	1,849
Verizon Communications Inc. 8.50% 2018	5,750	7,144
Verizon Communications Inc. 6.35% 2019	2,340	2,586
Verizon Communications Inc. 8.95% 2039	1,500	2,036
CEMEX Finance LLC 9.50% 20165	11,000	11,577
C5 Capital (SPV) Ltd. 6.196% (undated)4,5	1,600	1,098
C8 Capital (SPV) Ltd. 6.64% (undated)4	3,475	2,417
C8 Capital (SPV) Ltd. 6.64% (undated)4,5	1,100	765
C10 Capital (SPV) Ltd. 6.722% (undated)4	5,605	3,961
C10 Capital (SPV) Ltd. 6.722% (undated)4,5	5,270	3,724
E.ON International Finance BV 5.80% 20185	19,030	20,472
E.ON International Finance BV 6.65% 20385	2,500	2,852
Croatian Government 6.75% 20195	21,100	22,767
Veolia Environnement 5.25% 2013	5,605	5,932
Veolia Environnement 6.00% 2018	15,075	15,945
Iberdrola Finance Ireland 3.80% 20145	5,760	5,792
Scottish Power PLC 5.375% 2015	12,700	13,500
Scottish Power PLC 5.81% 2025	2,500	2,437
Volvo Treasury AB 5.95% 20155	20,580	21,261
Simon Property Group, LP 6.35% 2012	1,300	1,389
Simon Property Group, LP 6.75% 2014	4,025	4,293
Simon Property Group, LP 5.25% 2016	4,490	4,373
Simon Property Group, LP 5.875% 2017	1,850	1,855
Simon Property Group, LP 6.125% 2018	3,850	3,918
Simon Property Group, LP 10.35% 2019	4,250	5,347
South Africa (Republic of) 6.875% 2019	18,510	20,870
Deutsche Telekom International Finance BV 5.875% 2013	6,230	6,747
Deutsche Telekom International Finance BV 6.75% 2018	12,500	14,018
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,895
Telecom Italia Capital SA 4.95% 2014	9,175	9,520
Telecom Italia Capital SA 6.999% 2018	2,800	3,086
Telecom Italia Capital SA 7.20% 2036	1,000	1,091
UniCredito Italiano SpA 5.584% 20174,5	2,730	2,602
UniCredito Italiano SpA 6.00% 20175	9,075	9,008
HVB Funding Trust I 8.741% 20315	7,691	6,768
HVB Funding Trust III 9.00% 20315	1,810	1,593
UniCredito Italiano Capital Trust II 9.20% (undated)4,5	100	94
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	18,245
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	1,800	1,766
United Mexican States Government Global 6.375% 2013	151	168
United Mexican States Government Global 5.875% 2014	9,250	10,077
United Mexican States Government Global 5.95% 2019	8,020	8,521
United Mexican States Government Global 6.05% 2040	520	502
Centennial Communications Corp. 10.00% 2013	2,250	2,362
SBC Communications Inc. 5.625% 2016	1,500	1,614
AT&T Inc. 5.50% 2018	7,300	7,629
AT&T Inc. 5.80% 2019	5,400	5,766
SBC Communications Inc. 6.45% 2034	1,275	1,304
Gaz Capital SA, Series 7, 6.212% 2016	5,500	5,335
Gaz Capital SA 6.51% 20225	5,310	4,885
Open Joint Stock Co. Gazprom, Series 2, 8.625% 20345	2,000	2,195
Gaz Capital SA 7.288% 20375	5,900	5,472
Turkey (Republic of) 6.75% 2018	3,000	3,259
Turkey (Republic of) 7.00% 2019	3,500	3,832
Turkey (Republic of) 7.50% 2019	5,000	5,669
Turkey (Republic of) 8.00% 2034	4,200	4,872
Ras Laffan Liquefied Natural Gas III 5.50% 20145	5,300	5,579
Ras Laffan Liquefied Natural Gas II 5.298% 20203,5	3,980	4,019
Ras Laffan Liquefied Natural Gas III 5.838% 20273,5	8,000	8,003
Standard Chartered Bank 6.40% 20175	16,557	17,148
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,587
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,555
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,471
TransCanada PipeLines Ltd. 6.35% 20674	5,880	5,525
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20125	1,750	1,784
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20165	7,250	7,006
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20185	8,000	8,212
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,250	1,364
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	13,725	15,049
CRH America Inc. 6.95% 2012	1,970	2,135
CRH America, Inc. 6.00% 2016	1,620	1,694
CRH America, Inc. 8.125% 2018	10,377	12,122
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,190
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,122
Westfield Group 7.50% 20145	2,010	2,264
Westfield Group 5.70% 20165	2,385	2,456
Westfield Group 7.125% 20185	7,325	8,021
Westfield Group 6.75% 20195	2,300	2,474
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,997	7,353
DaimlerChrysler North America Holding Corp. 5.875% 2011	4,850	5,073
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,464
Singapore Telecommunications Ltd. 6.375% 20115	8,540	9,260
Singapore Telecommunications Ltd. 7.375% 20315	4,500	5,592
Petrobras International 5.75% 2020	7,470	7,636
Petrobras International 6.875% 2040	6,760	6,980
Goldman Sachs Group, Inc. 6.25% 2017	800	859
Goldman Sachs Group, Inc. 5.95% 2018	1,175	1,243
Goldman Sachs Group, Inc. 6.15% 2018	7,700	8,256
Goldman Sachs Group, Inc. 7.50% 2019	3,625	4,248
Development Bank of Singapore Ltd. 7.875% 20105	10,250	10,417
Development Bank of Singapore Ltd. 7.125% 20115	3,800	4,042
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	4,200	4,229
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,302
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	7,831
Williams Companies, Inc. 8.75% 2020	8,020	9,584
Williams Companies, Inc. 7.875% 2021	1,775	2,040
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	627
Williams Companies, Inc. 8.75% 2032	1,620	1,944
Enel Finance International 3.875% 20145	13,805	13,988
Venezuela (Republic of) 5.375% 2010	3,080	3,011
Venezuela (Republic of) 9.25% 2027	10,445	7,677
Venezuela (Republic of) 9.25% 2028	780	528
Venezuela (Republic of) 9.375% 2034	4,025	2,727
AstraZeneca PLC 5.90% 2017	12,500	13,911
JPMorgan Chase & Co. 6.30% 2019	12,360	13,621
Time Warner Cable Inc. 7.50% 2014	1,085	1,251
Time Warner Cable Inc. 8.25% 2014	1,750	2,047
Time Warner Cable Inc. 6.75% 2018	3,985	4,385
Time Warner Cable Inc. 5.00% 2020	6,000	5,830
Progress Energy, Inc. 6.05% 2014	5,000	5,479
Progress Energy, Inc. 7.05% 2019	7,125	7,985
British American Tobacco International Finance PLC 9.50% 20185	10,485	13,336
Enersis SA 7.375% 2014	11,935	13,328
Pfizer Inc. 4.45% 2012	2,250	2,381
Pfizer Inc. 6.20% 2019	9,820	10,936
Norfolk Southern Corp. 5.75% 2016	5,515	5,875
Norfolk Southern Corp. 7.05% 2037	6,200	7,336
Kimco Realty Corp. 5.304% 2011	450	458
Kimco Realty Corp. 6.00% 2012	1,000	1,055
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,288
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,335
Kimco Realty Corp. 5.584% 2015	2,003	1,976
Kimco Realty Corp. 6.875% 2019	6,875	7,003
AXA SA 8.60% 2030	11,075	12,903
Niagara Mohawk Power 3.553% 20145	1,340	1,337
National Grid PLC 6.30% 2016	10,575	11,516
Wells Fargo & Co. 5.625% 2017	11,750	12,241
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20383,4	2,470	2,430
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20393,4	3,770	3,779
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20413,4	4,825	4,739
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20433,4	1,655	1,292
Kroger Co. 7.50% 2014	6,750	7,710
Kroger Co. 6.40% 2017	3,100	3,392
Kroger Co. 6.15% 2020	750	804
Telefónica Emisiones, SAU 4.949% 2015	2,580	2,761
Telefónica Emisiones, SAU 6.421% 2016	8,000	8,891
PSEG Power LLC 7.75% 2011	5,925	6,342
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,787
PSEG Power LLC 8.625% 2031	1,945	2,521
CVS Caremark Corp. 6.60% 2019	3,310	3,628
CVS Caremark Corp. 5.789% 20263,5	975	911
CVS Caremark Corp. 6.036% 20283	1,169	1,110
CVS Caremark Corp. 6.943% 20303	5,659	5,704
Israeli Government 5.125% 2019	11,000	11,166
Citigroup Inc. 6.125% 2017	4,318	4,359
Citigroup Inc. 8.125% 2039	5,750	6,509
Walgreen Co. 4.875% 2013	10,000	10,747
HSBC Finance Corp. 0.534% 20144	1,750	1,644
HSBC Finance Corp. 0.686% 20164	9,900	9,058
State of Qatar 9.75% 2030	7,250	10,295
Target Corp. 6.00% 2018	4,375	4,836
Target Corp. 7.00% 2038	4,600	5,385
Indonesia (Republic of) 6.875% 2018	5,450	6,022
Indonesia (Republic of) 6.625% 20375	4,000	3,960
Shell International Finance B.V. 4.00% 2014	9,340	9,756
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,125	5,368
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	3,330	3,055
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,085	1,218
Michaels Stores, Inc., Term Loan B1, 2.563% 20133,4,9	182	166
Michaels Stores, Inc. 10.00% 2014	5,425	5,642
Michaels Stores, Inc., Term Loan B2, 4.813% 20163,4,9	62	58
Michaels Stores, Inc. 11.375% 2016	3,000	3,172
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20343	1,525	1,563
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 20353	1,302	1,354
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20363	1,574	1,639
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20373	2,300	2,254
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20393	500	502
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20393,4	1,905	1,650
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20143,4,9	1,029	838
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	3,081
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	2,836
Texas Competitive Electric Holdings Co. LLC 11.25% 20164,6	3,068	2,182
Intergen Power 9.00% 20175	8,525	8,930
Boston Scientific Corp. 5.45% 2014	710	749
Boston Scientific Corp. 4.50% 2015	6,760	6,781
Boston Scientific Corp. 7.00% 2035	335	330
Boston Scientific Corp. 7.375% 2040	770	830
International Paper Co. 7.95% 2018	1,800	2,079
International Paper Co. 9.375% 2019	150	185
International Paper Co. 7.50% 2021	2,335	2,621
International Paper Co. 7.30% 2039	3,500	3,725
Royal Bank of Scotland Group PLC 4.875% 20145	6,360	6,454
Royal Bank of Scotland Group PLC 5.00% 2014	910	805
Royal Bank of Scotland Group PLC 6.99% (undated)4,5	2,000	1,170
McDonald’s Corp., Series I, 5.00% 2019	8,005	8,382
CIT Group Inc., Term Loan 2A, 9.50% 20123,4,9	3,100	3,185
CIT Group Inc., Series A, 7.00% 2015	5,725	5,152
Argentina (Republic of) 0.354% 20122,3,4	20,350	6,970
Argentina (Republic of) GDP-Linked 2035	21,000	1,361
Lockheed Martin Corp. 4.25% 2019	8,580	8,298
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	3,205	3,341
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	4,525	4,887
France Télécom 7.75% 20114	730	783
France Télécom 4.375% 2014	3,385	3,541
France Télécom 5.375% 2019	3,480	3,675
Federal Home Loan Bank 5.25% 2014	7,125	7,884
Jackson National Life Global 5.375% 20135	7,615	7,739
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	7,679
Schering-Plough Corp. 6.00% 2017	3,275	3,643
Merck & Co., Inc. 5.00% 2019	3,775	3,931
Gerdau Holdings Inc. 7.00% 20205	6,900	7,124
Abbott Laboratories 5.875% 2016	3,435	3,794
Abbott Laboratories 5.125% 2019	1,020	1,069
Abbott Laboratories 6.00% 2039	1,980	2,095
Macy’s Retail Holdings, Inc. 8.875% 20154	6,230	6,900
Federated Department Stores, Inc. 6.90% 2029	55	49
American Tower Corp. 7.00% 2017	6,150	6,842
HSBK (Europe) BV 7.75% 2013	3,000	2,970
HSBK (Europe) BV 7.25% 2017	2,175	2,001
HSBK (Europe) BV 7.25% 20175	1,865	1,716
Naftogaz Ukraine 9.50% 2014	7,700	6,545
Developers Diversified Realty Corp. 5.375% 2012	5,950	5,596
Developers Diversified Realty Corp. 5.50% 2015	1,023	902
Novartis Securities Investment Ltd. 5.125% 2019	6,060	6,378
Biogen Idec Inc. 6.00% 2013	6,000	6,377
Holcim Ltd. 6.00% 20195	4,070	4,244
Holcim Ltd. 6.875% 20395	2,000	2,107
Neiman Marcus Group, Inc. 9.00% 20154,6	6,456	6,343
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20145	6,365	6,300
Toys “R” Us, Inc. 7.625% 2011	3,965	4,049
Toys “R” Us, Inc. 8.50% 20175	1,300	1,329
Toys “R” Us, Inc. 7.375% 2018	1,000	920
Kraft Foods Inc. 6.125% 2018	5,975	6,293
AOL Time Warner Inc. 7.625% 2031	2,240	2,609
Time Warner Inc. 6.50% 2036	3,490	3,656
Brazil (Federal Republic of) Global 5.625% 2041	6,500	6,159
First Data Corp., Term Loan B2, 2.999% 20143,4,9	4,720	4,206
First Data Corp. 9.875% 2015	1,350	1,266
First Data Corp. 9.875% 2015	700	656
Nextel Communications, Inc., Series E, 6.875% 2013	375	366
Nextel Communications, Inc., Series F, 5.95% 2014	4,895	4,595
Nextel Communications, Inc., Series D, 7.375% 2015	650	635
Sprint Capital Corp. 8.75% 2032	500	474
Burlington Northern Santa Fe Corp. 5.75% 2018	1,160	1,234
Burlington Northern Santa Fe Corp. 4.70% 2019	1,960	1,945
Burlington Northern Santa Fe Corp. 6.15% 2037	2,240	2,364
BNSF Funding Trust I 6.613% 20554	335	322
AES Corp. 7.75% 2015	3,275	3,340
AES Corp. 8.00% 2020	2,440	2,495
Edison Mission Energy 7.50% 2013	155	146
Midwest Generation, LLC, Series B, 8.56% 20163	2,767	2,795
Edison Mission Energy 7.20% 2019	3,175	2,421
Edison Mission Energy 7.625% 2027	650	444
Gabonese Republic 8.20% 20175	5,500	5,789
Corporación Andina de Fomento 5.75% 2017	5,025	5,129
Corporación Andina de Fomento 8.125% 2019	550	638
Northrop Grumman Corp. 5.05% 2019	5,590	5,719
SUPERVALU INC. 8.00% 2016	725	739
Albertson’s, Inc. 8.00% 2031	5,450	4,973
Electricité de France SA 5.50% 20145	2,350	2,557
Electricité de France SA 6.95% 20395	2,625	3,115
Hospitality Properties Trust 6.70% 2018	6,055	5,549
Grupo Televisa, SAB de CV 6.625% 20405	5,500	5,467
Union Pacific Corp. 5.70% 2018	3,200	3,358
Union Pacific Corp. 6.15% 2037	1,990	2,061
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,338
Brandywine Operating Partnership, LP 7.50% 2015	3,000	3,052
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	5,300	5,358
Ford Motor Credit Co. 9.75% 20104	1,050	1,084
Ford Motor Credit Co. 7.375% 2011	1,100	1,123
Ford Motor Credit Co. 3.034% 20124	1,225	1,141
Ford Motor Credit Co. 7.80% 2012	1,000	1,011
Ford Motor Credit Co. 8.70% 2014	500	523
Ford Motor Credit Co. 8.00% 2016	450	451
Delhaize Group 5.875% 2014	1,220	1,311
Delhaize Group 6.50% 2017	2,500	2,719
Delhaize America, Inc. 9.00% 2031	1,000	1,284
ZFS Finance (USA) Trust II 6.45% 20654,5	3,000	2,700
ZFS Finance (USA) Trust V 6.50% 20674,5	2,993	2,589
Dollar General Corp. 10.625% 2015	1,500	1,669
Dollar General Corp. 11.875% 20174,6	3,089	3,583
ARAMARK Corp., Term Loan B, 2.126% 20143,4,9	53	50
ARAMARK Corp., Letter of Credit, 4.721% 20143,4,9	3	3
ARAMARK Corp. 3.781% 20154	2,500	2,300
ARAMARK Corp. 8.50% 2015	2,800	2,898
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,5	739	769
BAE Systems Holdings Inc. 6.375% 20195	4,100	4,418
Marks and Spencer Group PLC 6.25% 20175	4,500	4,628
Marks and Spencer Group PLC 7.125% 20375	500	510
NTL Cable PLC 8.75% 2014	356	369
NTL Cable PLC 9.125% 2016	1,000	1,059
NTL Cable PLC 9.50% 2016	3,400	3,668
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20143,4,9	780	680
Univision Communications Inc. 12.00% 20145	1,550	1,715
Univision Communications Inc. 10.50% 20154,5,6	3,000	2,643
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20133,4,9	781	686
Freescale Semiconductor, Inc. 8.875% 2014	700	646
Freescale Semiconductor, Inc. 9.875% 20144,6	1,364	1,212
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,9	1,586	1,636
Freescale Semiconductor, Inc. 10.125% 2016	825	668
Banco Mercantil del Norte, SA 6.135% 20164,5	1,500	1,462
Banco Mercantil del Norte, SA 6.862% 20214,5	3,500	3,246
Sanmina-SCI Corp. 6.75% 2013	2,625	2,602
Sanmina-SCI Corp. 3.004% 20144,5	1,000	922
Sanmina-SCI Corp. 8.125% 2016	1,150	1,153
CMC Energy Corp. 6.55% 2017	1,810	1,797
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	2,874
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	4,655	4,645
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20113	1,544	1,565
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20123	1,762	1,788
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20143	1,250	1,284
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	4,500	4,635
Safeway Inc. 6.25% 2014	2,625	2,886
Safeway Inc. 6.35% 2017	1,500	1,644
News America Inc. 6.90% 2019	4,000	4,515
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	1,425	1,471
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,140	1,176
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	475	534
Charter Communications, Inc. 13.50% 20165	1,137	1,333
Constellation Brands, Inc. 7.25% 2017	4,410	4,493
SLM Corp., Series A, 0.512% 20114	1,250	1,171
SLM Corp., Series A, 5.45% 2011	2,000	1,995
SLM Corp., Series A, 5.00% 2015	1,500	1,308
Tenet Healthcare Corp. 7.375% 2013	960	967
Tenet Healthcare Corp. 9.25% 2015	1,055	1,129
Tenet Healthcare Corp. 8.875% 20195	2,145	2,327
Boyd Gaming Corp. 7.75% 2012	620	630
Boyd Gaming Corp. 6.75% 2014	3,025	2,741
Boyd Gaming Corp. 7.125% 2016	1,175	1,028
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20363	4,257	4,399
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	1,211	1,196
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	329	325
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20213	406	388
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	2,516	2,451
Morgan Stanley 6.00% 2014	4,000	4,305
Host Marriott, LP, Series K, 7.125% 2013	500	511
Host Marriott, LP, Series O, 6.375% 2015	500	493
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,000	1,000
Host Hotels & Resorts LP 9.00% 20175	2,075	2,254
Hanesbrands Inc., Series B, 3.831% 20144	3,405	3,239
Hanesbrands Inc. 8.00% 2016	975	998
Cricket Communications, Inc. 9.375% 2014	1,775	1,793
Cricket Communications, Inc. 7.75% 2016	2,425	2,431
Petroplus Finance Ltd. 6.75% 20145	1,575	1,488
Petroplus Finance Ltd. 7.00% 20175	2,850	2,579
Petroplus Finance Ltd. 9.375% 20195	150	150
Allison Transmission Holdings, Inc. 11.00% 20155	2,875	3,033
Allison Transmission Holdings, Inc. 11.25% 20154,5,6	1,113	1,169
Ashtead Group PLC 8.625% 20155	1,915	1,934
Ashtead Capital, Inc. 9.00% 20165	2,250	2,264
General Motors Acceptance Corp. 7.50% 20135	167	163
General Motors Acceptance Corp. 6.75% 2014	4,000	3,803
General Motors Acceptance Corp. 8.00% 20185	250	222
Liberty Mutual Group Inc. 6.50% 20355	535	431
Liberty Mutual Group Inc. 7.50% 20365	1,815	1,666
Liberty Mutual Group Inc., Series A, 7.80% 20874,5	2,500	2,087
SunGard Data Systems Inc. 9.125% 2013	3,138	3,232
SunGard Data Systems Inc. 4.875% 2014	1,000	937
Lehman Brothers Holdings Inc., Series I, 6.875% 201810	19,565	4,158
CHS/Community Health Systems, Inc. 8.875% 2015	4,000	4,150
US Investigations Services, Inc., Term Loan B, 3.253% 20153,4,9	1,715	1,541
US Investigations Services, Inc. 10.50% 20155	1,900	1,705
US Investigations Services, Inc. 11.75% 20165	1,035	897
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,103
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20163	4,250	4,069
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,482
Stater Bros. Holdings Inc. 7.75% 2015	2,525	2,576
ACE INA Holdings Inc. 5.875% 2014	1,510	1,639
ACE INA Holdings Inc. 5.80% 2018	2,200	2,345
Staples, Inc. 9.75% 2014	3,250	3,963
Sunoco, Inc. 5.75% 2017	3,900	3,949
TRW Automotive Inc. 7.00% 20145	4,000	3,940
Chevron Corp. 4.95% 2019	3,700	3,905
TransDigm Inc. 7.75% 2014	2,800	2,849
TransDigm Inc. 7.75% 20145	1,000	1,018
NXP BV and NXP Funding LLC 7.875% 2014	3,325	3,034
NXP BV and NXP Funding LLC 9.50% 2015	970	832
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)3,4	4,000	3,839
South Korean Government 5.75% 2014	3,400	3,723
NRG Energy, Inc. 7.25% 2014	2,665	2,705
NRG Energy, Inc. 7.375% 2016	725	728
NRG Energy, Inc. 7.375% 2017	275	276
Devon Energy Corp. 6.30% 2019	3,280	3,659
CoBank ACB 7.875% 20185	430	467
CoBank ACB 0.854% 20224,5	4,275	3,184
CEDC Finance Corp. 9.125% 20165	3,500	3,623
Orascom Telecom 7.875% 20145	3,980	3,622
HCA Inc., Term Loan B1, 2.501% 20133,4,9	669	642
HCA Inc. 9.25% 2016	1,490	1,604
HCA Inc. 8.50% 20195	600	650
HCA Inc. 7.875% 20205	650	678
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	2,205
Seneca Gaming Corp. 7.25% 2012	1,300	1,274
Teck Resources Ltd. 9.75% 2014	3,000	3,476
CNA Financial Corp. 6.50% 2016	2,270	2,234
CNA Financial Corp. 7.35% 2019	1,200	1,203
Qwest Capital Funding, Inc. 7.90% 2010	250	256
Qwest Capital Funding, Inc. 7.25% 2011	2,055	2,096
Qwest Corp. 7.875% 2011	575	605
Qwest Communications International Inc., Series B, 7.50% 2014	250	252
U S WEST Communications, Inc. 6.875% 2033	250	221
Mandalay Resort Group 6.375% 2011	275	250
MGM MIRAGE 6.75% 2013	915	794
MGM MIRAGE 13.00% 2013	1,100	1,268
MGM MIRAGE 5.875% 2014	1,250	1,008
MGM MIRAGE 6.625% 2015	100	78
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123	10	10
United Air Lines, Inc., Term Loan B, 2.313% 20143,4,9	3,001	2,377
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20243	1,101	947
Rouse Co. 5.375% 201310	1,500	1,449
Rouse Co. 6.75% 20135,10	1,875	1,877
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.852% 20363,4	3,858	2,836
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20363,4	681	484
Credit Suisse Group AG 5.50% 2014	3,000	3,259
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20143,4,9	1,342	1,283
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	870
Hawker Beechcraft Acquisition Co., LLC 9.625% 20154,6	1,793	1,103
AMC Entertainment Inc. 8.00% 2014	525	504
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,363
AMC Entertainment Inc. 8.75% 2019	375	384
Bausch & Lomb Inc. 9.875% 2015	3,050	3,233
Crown Castle International Corp. 9.00% 2015	2,525	2,695
Crown Castle International Corp. 7.75% 20175	500	535
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20423	3,221	3,228
Amgen Inc. 5.70% 2019	3,000	3,223
Westpac Banking Corp. 4.875% 2019	3,250	3,214
CSC Holdings, Inc. 8.50% 20145	3,000	3,210
Hospira, Inc. 6.40% 2015	1,700	1,884
Hospira, Inc. 6.05% 2017	1,255	1,315
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	3,135	3,190
Intelsat Jackson Holding Co., Series B, 8.875% 20155	1,150	1,196
Intelsat, Ltd. 8.875% 2015	450	468
Intelsat Jackson Holding Co. 9.50% 2016	1,225	1,317
Intelsat Jackson Holding Co. 8.50% 20195	200	207
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,280	3,186
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20143,5	3,115	3,183
Smithfield Foods, Inc. 10.00% 20145	2,000	2,180
Smithfield Foods, Inc. 7.75% 2017	1,075	997
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20373	3,130	3,147
Thomson Reuters Corp. 5.95% 2013	1,750	1,917
Thomson Reuters Corp. 6.50% 2018	1,085	1,228
PTS Acquisition Corp. 10.25% 20154,6	3,459	3,139
Tesco PLC 5.50% 20175	2,950	3,110
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,105
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,088
Coventry Health Care, Inc. 5.875% 2012	3,000	3,044
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373,5	3,000	3,030
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 20193	3,061	3,012
Lafarge 6.15% 2011	390	407
Lafarge 6.50% 2016	2,450	2,601
Royal Caribbean Cruises Ltd. 11.875% 2015	2,575	2,990
Lazard Group LLC 7.125% 2015	2,870	2,983
Forest Oil Corp. 7.25% 2019	3,000	2,978
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 20213	3,111	2,943
Hewlett-Packard Co. 5.50% 2018	2,750	2,929
Elan Finance PLC and Elan Finance Corp. 4.273% 20114	370	350
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	335	335
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	2,295	2,203
Cinemark USA, Inc. 8.625% 20195	2,750	2,874
Serena Software, Inc. 10.375% 2016	2,936	2,837
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,665
StatoilHydro ASA 5.25% 2019	2,500	2,655
Resona Bank, Ltd. 5.85% (undated)4,5	3,000	2,622
General Maritime Corp. 12.00% 20175	2,500	2,616
Clearwire Communications LLC/Finance 12.00% 20155	2,050	2,091
Clearwire Communications LLC/Finance 12.00% 20155	500	510
Northwest Airlines, Inc., Term Loan B, 3.76% 20133,4,9	367	298
Delta Air Lines, Inc. 9.50% 20145	1,350	1,409
Northwest Airlines, Inc., Term Loan A, 2.01% 20183,4,9	1,068	844
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,500	2,519
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	2,500	2,516
Digicel Group Ltd. 12.00% 2014	300	338
Digicel Group Ltd. 12.00% 20145	200	225
Digicel Group Ltd. 8.875% 20155	2,000	1,950
Capital One Capital III 7.686% 20364	2,000	1,830
Capital One Capital IV 6.745% 20374	810	680
American Express Co. 8.15% 2038	2,000	2,510
CSN Islands XI Corp. 6.875% 20195	2,500	2,499
Clear Channel Worldwide, Series B, 9.25% 20175	2,400	2,484
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20433,4	2,575	2,482
FMG Finance Pty Ltd. 10.00% 20135	2,375	2,482
Norwegian Cruise Lines 11.75% 20165	2,400	2,382
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20233	2,225	2,337
Valeant Pharmaceuticals 8.375% 20165	2,250	2,329
Georgia Gulf Corp. 9.00% 20175	2,275	2,309
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 20123,4,5	2,263	2,308
Duane Reade Inc. 11.75% 2015	2,105	2,294
Boston Properties, Inc. 5.875% 2019	2,250	2,261
PETRONAS Capital Ltd. 7.00% 20125	2,050	2,254
Kohl’s Corp. 6.25% 2017	1,000	1,108
Kohl’s Corp. 6.00% 2033	270	275
Kohl’s Corp. 6.875% 2037	730	831
Express Scripts Inc. 5.25% 2012	2,080	2,211
Dow Chemical Co. 8.55% 2019	1,850	2,211
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,201
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	2,000	2,190
ERP Operating LP 5.25% 2014	1,000	1,018
ERP Operating LP 6.584% 2015	1,085	1,154
RailAmerica, Inc. 9.25% 2017	2,024	2,163
MetroPCS Wireless, Inc. 9.25% 2014	1,125	1,145
MetroPCS Wireless, Inc. 9.25% 2014	1,000	1,018
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20373,4	4,744	2,145
VWR Funding, Inc. 11.25% 20154,6	2,025	2,116
Cott Beverages Inc. 8.375% 20175	2,000	2,070
New York Life Global Funding 4.65% 20135	1,940	2,039
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.762% 20373,4	3,104	2,036
Warner Music Group 7.375% 2014	1,290	1,253
Warner Music Group 9.50% 20165	725	780
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,032
H&E Equipment Services, Inc. 8.375% 2016	2,000	2,013
AES Panamá, SA 6.35% 20165	2,000	1,985
Esterline Technologies Corp. 6.625% 2017	2,000	1,960
Home Depot, Inc. 5.875% 2036	2,000	1,937
Charles Schwab Corp., Series A, 6.375% 2017	1,775	1,925
Wind Acquisition SA 11.75% 20175	1,750	1,921
Banque Centrale de Tunisie 7.375% 2012	1,750	1,903
Newpage Corp. 11.375% 20145	1,850	1,878
Denbury Resources Inc. 9.75% 2016	1,750	1,877
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 20333	792	797
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20383	1,100	1,079
Unum Group 7.125% 2016	1,805	1,873
Canadian National Railway Co. 4.95% 2014	1,000	1,069
Canadian National Railway Co. 5.55% 2018	750	801
Rockwood Specialties Group, Inc. 7.50% 2014	1,825	1,852
Owens-Brockway Glass Container Inc. 7.375% 2016	1,750	1,816
CEVA Group PLC 10.00% 20145	1,000	955
CEVA Group PLC 11.625% 20165	775	799
DAE Aviation Holdings, Inc. 11.25% 20155	1,990	1,692
Paribas, New York Branch 6.95% 2013	1,125	1,248
BNP Paribas 4.80% 20155	385	402
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,645
Nordstrom, Inc. 6.95% 2028	1,500	1,636
Gulfstream Natural Gas 6.19% 20255	1,670	1,625
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,605
Allstate Corp., Series B, 6.125% 20674	1,830	1,601
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20153	1,500	1,593
Realogy Corp., Letter of Credit, 3.271% 20133,4,9	57	51
Realogy Corp., Term Loan B, 3.287% 20133,4,9	211	188
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,9	1,250	1,328
TNK-BP Finance SA 7.50% 20165	1,500	1,545
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20153,5	1,500	1,530
Ingles Markets, Inc. 8.875% 2017	1,450	1,515
Colombia (Republic of) Global 10.375% 2033	484	685
Colombia (Republic of) Global 7.375% 2037	715	783
Fox Acquisition LLC, Term Loan B, 7.50% 20153,4,9	519	485
Fox Acquisition LLC 13.375% 20165	1,225	956
Surgical Care Affiliates, Inc. 9.625% 20154,5,6	839	776
Surgical Care Affiliates, Inc. 10.00% 20175	700	648
Husky Energy Inc. 5.90% 2014	1,300	1,418
TuranAlem Finance BV 8.00% 201410	1,230	449
TuranAlem Finance BV 8.50% 201510	1,900	694
TuranAlem Finance BV, Series 8, 8.25% 203710	745	268
Quintiles Transnational 9.50% 20144,5,6	1,400	1,411
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.726% 20353,4	2,168	1,400
Nalco Co. 8.875% 2013	875	906
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	475	487
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20123	1,350	1,364
Northern Rock PLC 5.60% (undated)4,5	3,635	477
Northern Rock PLC 6.594% (undated)4,5	6,480	851
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,275	1,323
Kansas City Southern Railway Co. 13.00% 2013	800	932
Kansas City Southern Railway Co. 8.00% 2015	375	390
Concho Resources Inc. 8.625% 2017	1,250	1,319
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20423,4	1,250	1,282
Tops Markets 10.125% 20155	1,175	1,216
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332,3	1,177	1,182
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20283	1,187	1,173
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,3,5	1,776	1,155
Reynolds Group 7.75% 20165	1,120	1,151
Local T.V. Finance LLC, Term Loan B, 2.26% 20133,4,9	277	234
Local T.V. Finance LLC 10.00% 20154,5,6	2,089	909
Chubb Corp. 6.375% 20674	1,160	1,090
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 20333	24	24
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20383	1,000	1,048
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20373,4	2,050	1,066
General Electric Co. 5.00% 2013	1,000	1,059
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20363,4	3,145	1,032
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20443,4	1,000	956
Goodyear Tire & Rubber Co. 8.625% 2011	906	945
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.492% 20353,4	1,181	896
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 20123	863	867
Tyson Foods, Inc. 7.85% 20164	835	860
Associated Materials Inc. 9.875% 20165	750	795
Continental Resources 8.25% 20195	725	765
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20113,5	750	763
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	550	552
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	164	129
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	668
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.401% 20373,4	1,311	626
Advanced Micro Devices, Inc. 8.125% 20175	625	626
Cox Communications, Inc. 4.625% 2010	625	626
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20203	575	572
Cooper-Standard Automotive Inc. 7.00% 201210	250	238
Cooper-Standard Automotive Inc. 8.375% 201410	1,225	319
Atlas Copco AB 5.60% 20175	500	505
Vitamin Shoppe Industries Inc. 7.773% 20124	481	485
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.462% 20353,4	625	479
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.867% 20353,4	665	441
Smurfit Capital Funding PLC 7.50% 2025	500	429
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 20113	400	406
Hawaiian Telcom Communications, Inc. 8.765% 20134,10	90	2
Hawaiian Telcom Communications, Inc. 9.75% 201310	1,060	24
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20143,4,6,9	431	316
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 20343	362	336
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 20313	287	244
Iraq (Republic of) 5.80% 20283,5	250	194
Pemex Project Funding Master Trust 9.125% 2010	110	116
Carmike Cinemas, Inc., Delayed Draw, Term Loan DD, 4.24% 20123,4,9	107	104
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20363,4	307	57
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20373,4	406	41
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.245% 20273,4,5	68	61
Atrium Companies, Inc. 15.00% 20125,6	845	17
Young Broadcasting Inc. 10.00% 201110	2,695	9
		3,830,976

Total bonds & notes (cost: $9,727,856,000)		10,134,934

Preferred securities — 0.72%	Shares

U.S. DOLLARS — 0.50%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares4,5	8,800,000	8,998
Resona Preferred Global Securities (Cayman) Ltd. 7.191%4,5	9,155,000	7,496
Barclays Bank PLC 6.86%4,5	3,125,000	2,594
Barclays Bank PLC 7.434%4,5	4,300,000	3,977
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	6,120,000	6,457
BNP Paribas 7.195%4,5	5,300,000	4,929
Banco Bilbao Vizcaya Argentaria, SA, 5.919%4	5,075,000	4,091
JPMorgan Chase & Co., Series I, 7.90%4	2,700,000	2,794
Wells Fargo & Co. 7.98%4	2,725,000	2,746
Bank of America Corp., Series M, 8.125% noncumulative4	1,815,000	1,750
Standard Chartered PLC 7.014% noncumulative redeemable preference shares4,5	2,000,000	1,722
AXA SA, Series B, 6.379%4,5	2,035,000	1,648
Société Générale 5.922%4	2,000,000	1,560
PNC Preferred Funding Trust I 6.517%4,5	1,600,000	1,199
Lloyds Banking Group PLC 6.657% preference shares4,5	1,500,000	902
QBE Capital Funding II LP 6.797%4,5	750,000	642
		53,505

EUROS — 0.14%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative4	15,750,000	10,830
HVB Funding Trust VIII 7.055%4	3,750,000	4,391
		15,221

BRITISH POUNDS — 0.08%
Barclays Bank PLC 14.00%4	3,500,000	7,274
SMFG Preferred Capital GBP 1 Ltd. 6.164%4	990,000	1,242
		8,516

MISCELLANEOUS — 0.00%
Other preferred securities in initial period of acquisition		633

Total preferred securities (cost: $78,193,000)		77,875

		Value
Common stocks — 0.00%	Shares	(000)

U.S. DOLLARS — 0.00%
American Media Operations, Inc.2,5,11	39,729	US$ —*

Total common stocks (cost: $0)		—	*

Warrants — 0.00%

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 20102,5,11	1,000	—	*
Atrium Corp., warrants, expire 20182,5,11	367	—	*

Total warrants (cost: $52,000)		—	*

	Principal amount
Short-term securities — 4.65%	(000)

U.S. Treasury Bills 0.18%–0.20% due 7/15–8/26/2010	US$81,600	81,493
Fannie Mae 0.165%–0.195% due 3/17–6/30/2010	68,359	68,306
Freddie Mac 0.17%–0.21% due 5/18–8/4/2010	67,000	66,923
KFW 4(2) 0.18%–0.19% due 1/20–2/5/20105	64,000	63,992
JPMorgan Chase & Co. 0.03% due 1/4/2010	37,600	37,600
JPMorgan Chase Funding Inc. 0.17% due 1/25/20105	14,600	14,598
Société Générale North America, Inc. 0.17% due 1/4/2010	41,800	41,799
Eni Finance USA Inc. 0.15% due 1/26/20105	29,000	28,997
CBA (Delaware) Finance Inc. 0.21% due 1/13/2010	25,000	24,998
Rabobank USA Financial Corp. 0.21% due 1/15/2010	25,000	24,998
Thunder Bay Funding, LLC 0.20% due 3/15/20105	17,800	17,784
Caisse d’Amortissement de la Dette Sociale 0.18% due 3/4/2010	13,300	13,296
BNP Paribas Finance Inc. 0.21% due 1/27/2010	10,000	9,998
ING (U.S.) Funding LLC 0.17% due 1/4/2010	8,300	8,300

Total short-term securities (cost: $503,113,000)		503,082

Total investment securities (cost: $10,309,214,000)		10,715,891
Other assets less liabilities		96,336

Net assets		US$10,812,227

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $705,838,000, which represented 6.53% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $855,222,000, which represented 7.91% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7A portion of this security was pledged as collateral on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $2,670,000, which represented 0.02% of the net assets of the fund.

8Step bond; coupon rate will increase at a later date.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,199,000, which represented .20% of the net assets of the fund.

10Scheduled interest and/or principal payment was not received.
11Security did not produce income during the last 12 months.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$3,019,349	$—	$3,019,349
Japanese yen	—	704,425	—	704,425
Polish zloty	—	397,076	—	397,076
South Korean won	—	312,758	—	312,758
Mexican pesos	—	245,046	—	245,046
British pounds	—	234,609	—	234,609
Australian dollars	—	224,133	—	224,133
Malaysian ringgits	—	174,520	—	174,520
Danish kroner	—	163,671	—	163,671
U.S. dollars	—	3,828,639	2,337	3,830,976
Other currencies	—	828,371	—	828,371
Preferred securities	633	77,242	—	77,875
Short-term securities	—	503,082	—	503,082
Total	$633	$10,712,921	$2,337	$10,715,891

Investment securities:	Level 1	Level 2	Level 3	Total
Forward currency contracts*	$—	$(519)	$—	$(519)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2009 (dollars in thousands):

	Beginning value at 10/1/2009	Net sales	Net unrealized appreciation	Net transfers into Level 3†	Ending value at 12/31/2009
Investment securities	$4,112	$(2,244)	$54	$415	$2,337

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands):					$54

*Forward currency contracts are not included in the investment portfolio.
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$520,830
Gross unrealized depreciation on investment securities	(133,315)
Net unrealized appreciation on investment securities	387,515
Cost of investment securities for federal income tax purposes	10,328,376

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0210O-S21495

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 26, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: February 26, 2010